UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  |X|; Amendment Number: 1
     This Amendment (Check only one.):  |X| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               April 17, 2012
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           87

Form 13F Information Table Value Total:  $    516858
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 March 31, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      453   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     6738  6780000 PRN      SOLE                                    6720000
NuVasive Conv Sr Notes         CONV             670704AC9     7809  9160000 PRN      SOLE                                    9020000
WebMD Health Conv Sr Notes     CONV             94770VAF9     3845  4290000 PRN      SOLE                                    4190000
Wright Medical Conv Sr Notes   CONV             98235TAA5      556   560000 PRN      SOLE                                     560000
ACI Worldwide                  COM              004498101     5541   137600 SH       SOLE                                     137600
Abaxis                         COM              002567105     3362   115400 SH       SOLE                                     115400
Accuray                        COM              004397105      170    24142 SH       SOLE                                      24142
Acxiom                         COM              005125109     3325   226500 SH       SOLE                                     226500
Albany Molecular Research      COM              012423109     1730   640800 SH       SOLE                                     640800
Allscripts                     COM              01988P108     9024   543605 SH       SOLE                                     537805
AngioDynamics                  COM              03475V101      921    75200 SH       SOLE                                      75200
Ansys                          COM              03662Q105     5354    82342 SH       SOLE                                      81692
Arbitron                       COM              03875Q108      444    12000 SH       SOLE                                      12000
ArthroCare                     COM              043136100     7831   291646 SH       SOLE                                     287686
Atwood Oceanics                COM              050095108      494    11000 SH       SOLE                                      11000
Avid Technology                COM              05367P100     1176   106950 SH       SOLE                                     106950
Bio Reference Labs             COM              09057G602     7712   328020 SH       SOLE                                     326520
Blackbaud                      COM              09227Q100      860    25885 SH       SOLE                                      25885
Brady                          COM              104674106     2090    64600 SH       SOLE                                      64600
CRA International              COM              12618T105     1261    50000 SH       SOLE                                      50000
Celgene                        COM              151020104     2838    36615 SH       SOLE                                      36615
Cepheid                        COM              15670R107      801    19150 SH       SOLE                                      18350
Cerner                         COM              156782104     2181    28640 SH       SOLE                                      28640
Charles River Labs             COM              159864107     5424   150300 SH       SOLE                                     150300
Chevron                        COM              166764100      214     2000 SH       SOLE                                       2000
Cognex                         COM              192422103    19317   456010 SH       SOLE                                     454410
Computer Programs & Systems    COM              205306103     4175    73875 SH       SOLE                                      73325
Digital River                  COM              25388b104     1342    71750 SH       SOLE                                      71750
Dolby Laboratories             COM              25659T107     2588    68000 SH       SOLE                                      68000
FactSet Research System        COM              303075105    13449   135795 SH       SOLE                                     135395
Forrester Research             COM              346563109    12412   383076 SH       SOLE                                     379550
Forward Air                    COM              349853101     1877    51175 SH       SOLE                                      51175
Franklin Electric              COM              353514102     1215    24760 SH       SOLE                                      22260
Fuel-Tech                      COM              359523107      723   132425 SH       SOLE                                     132425
Furiex Pharmaceuticals         COM              36106P101     1211    51232 SH       SOLE                                      50832
Gen-Probe                      COM              36866T103    16355   246280 SH       SOLE                                     243950
Gentex                         COM              371901109    14065   574090 SH       SOLE                                     565210
HMS Holdings                   COM              40425J101     3517   112700 SH       SOLE                                     111620
Haemonetics                    COM              405024100    21871   313877 SH       SOLE                                     311447
Healthcare Services Grp        COM              421906108     4025   189215 SH       SOLE                                     187015
Healthways                     COM              422245100     2379   323275 SH       SOLE                                     323275
Hologic                        COM              436440101    14242   660876 SH       SOLE                                     653073
Huron Consulting Grp           COM              447462102     4650   123800 SH       SOLE                                     119954
ICON PLC ADR                   COM              45103T107    15551   732835 SH       SOLE                                     732835
IDEXX Laboratories             COM              45168D104    21818   249486 SH       SOLE                                     247388
IPC Hospitalist                COM              44984A105     4404   119310 SH       SOLE                                     118410
ITRON                          COM              465741106     7633   168100 SH       SOLE                                     168100
Illumina                       COM              452327109     6532   124150 SH       SOLE                                     123500
Integra Lifesciences           COM              457985208     1457    42000 SH       SOLE                                      42000
Jack Henry & Associates        COM              426281101    10097   295915 SH       SOLE                                     294815
KV Pharmaceutical Cl A         COM              482740206      398   301625 SH       SOLE                                     301625
Kaydon                         COM              486587108     5258   206100 SH       SOLE                                     206100
LKQ                            COM              501889208    13354   428422 SH       SOLE                                     420864
Linear Tech                    COM              535678106     1035    30720 SH       SOLE                                      30720
M*Modal                        COM              60689B107      870    82500 SH       SOLE                                      82500
Manhattan Associates           COM              562750109    22164   466308 SH       SOLE                                     460304
Medicis Pharmaceutical         COM              584690309    15192   404150 SH       SOLE                                     404150
Mednax                         COM              58502b106     3603    48450 SH       SOLE                                      48450
Meridian Bioscience            COM              589584101     2151   111000 SH       SOLE                                     111000
Merit Medical Systems          COM              589889104     4274   344100 SH       SOLE                                     344100
Micros Systems                 COM              594901100     5129    92765 SH       SOLE                                      92225
Morningstar                    COM              617700109     7385   117135 SH       SOLE                                     116535
National Instruments           COM              636518102     1087    38100 SH       SOLE                                      38100
NeuStar                        COM              64126x201     1564    42000 SH       SOLE                                      42000
Newfield Exploration           COM              651290108      239     6900 SH       SOLE                                       6300
Nice Systems                   COM              653656108     1694    43100 SH       SOLE                                      43100
NuVasive                       COM              670704105      285    16950 SH       SOLE                                      16950
O'Reilly Automotive            COM              67103H107     5938    65000 SH       SOLE                                      65000
Oceaneering Intl               COM              675232102      225     4175 SH       SOLE                                       3555
Orthofix                       COM              N6748L102     3750    99800 SH       SOLE                                      99800
Pengrowth Energy Tr            COM              706902509      113    12000 SH       SOLE                                      12000
Quaker Chemical                COM              747316107     2690    68200 SH       SOLE                                      68200
Quality Systems                COM              747582104     5555   127020 SH       SOLE                                     124100
ResMed                         COM              761152107    15600   504675 SH       SOLE                                     499875
SEI Investments                COM              784117103    10353   500400 SH       SOLE                                     500400
SM Energy                      COM              78454L100      439     6200 SH       SOLE                                       6200
Sanofi-Aventis SA              COM              80105N113      206   152420 SH       SOLE                                     152420
Skyworks Solutions             COM              83088M102     1606    58080 SH       SOLE                                      58080
Sourcefire                     COM              83616T108     3684    76550 SH       SOLE                                      76550
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
Trimble Navigation             COM              896239100     7551   138750 SH       SOLE                                     138150
Valeant Pharmaceuticals Int'l  COM              91911k102    67984  1266236 SH       SOLE                                    1260889
Verint Systems                 COM              92343x100     2254    69600 SH       SOLE                                      69600
Wright Medical                 COM              98235T107     1032    53400 SH       SOLE                                      53400
Zebra Technologies             COM              989207105    13089   317850 SH       SOLE                                     314950
Liquidia Technologies Series A PFD                              48    30580 SH       SOLE                                      30580